Stockholders' Equity (Details)	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 Directors item	Dec. 31, 2012 First director receiving 50% of compensation in shares item	Mar. 31, 2012 Second director receiving 100% of compensation in shares item	Jun. 30, 2013 Manager's employees
Stockholders' Equity
Vesting period				0 years
Newly issued shares to the employees of the Manager and the directors of the company				35,710
Percentage of compensation elected to be received in shares		50.00%	100.00%
Number of directors who elected to receive their compensation in shares	0	1	1
New shares of common stock distributed to directors	13,613